UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if amendment [ ]; Amendment Number:
This Amendment (check only one):              [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       HighVista Strategies LLC
Address    John Hancock Tower, 50th Floor
           200 Clarendon Street
           Boston, MA 02116

Form 13F File Number:    028-14212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Brian Chu
Title   Chief Operating Officer
Phone   617-406-6500

Signature, Place, and Date of Signing:

/s/ Brian Chu       Boston, MA          02/14/2012
-------------       -------------       ----------
[Signature]         [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      42
Form 13F Information Table Value Total:      254,736   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                              FORM 13F INFORMATION TABLE

             COL 1                 COL 2          COL 3     COL 4          COL 5       COL 6    COL 7                COL 8
                                                              US $    SHARES
                                                             VALUE        OR SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT PRN CALL DSCRETN  MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ------- ---------- --------- -------- --------
ADOBE SYS INC                  COM              00724F101     5876    207837 SH  NONE Sole                  207837 0        0
AMAZON COM INC                 COM              23135106      5857     33837 SH  NONE Sole                   33837 0        0
APPLE INC                      COM              37833100      5864     14480 SH  NONE Sole                   14480 0        0
BAIDU INC                      SPON ADR REP A   56752108      6010     51598 SH  NONE Sole                   51598 0        0
BIOGEN IDEC INC                COM              09062X103     5799     52696 SH  NONE Sole                   52696 0        0
COCA COLA CO                   COM              191216100     5851     83628 SH  NONE Sole                   83628 0        0
DOLLAR TREE INC                COM              256746108     5889     70862 SH  NONE Sole                   70862 0        0
EBAY INC                       COM              278642103     5855    193031 SH  NONE Sole                  193031 0        0
LAUDER ESTEE COS INC           CL A             518439104     5773     51394 SH  NONE Sole                   51394 0        0
FISERV INC                     COM              337738108     5947    101236 SH  NONE Sole                  101236 0        0
FOSSIL INC                     COM              349882100     5706     71897 SH  NONE Sole                   71897 0        0
GOODRICH CORP                  COM              382388106     5927     47915 SH  NONE Sole                   47915 0        0
GOOGLE INC                     CL A             38259P508     5902      9137 SH  NONE Sole                    9137 0        0
HARTFORD FINL SVCS GROUP INC   *W EXP 06/26/201 416515120     2194    240000 SH  NONE Sole                  240000 0        0
HEWLETT PACKARD CO             COM              428236103     5873    228003 SH  NONE Sole                  228003 0        0
HUMANA INC                     COM              444859102     5947     67876 SH  NONE Sole                   67876 0        0
ISHARES INC                    MSCI AUSTRALIA   464286103      703     32800 SH  NONE Sole                   32800 0        0
ISHARES TR                     MSCI EAFE INDEX  464287465    39275    792945 SH  NONE Sole                  792945 0        0
ISHARES INC                    MSCI HONG KONG   464286871      399     25800 SH  NONE Sole                   25800 0        0
ISHARES INC                    MSCI JAPAN       464286848     2345    257400 SH  NONE Sole                  257400 0        0
ISHARES INC                    MSCI SINGAPORE   464286673      233     21500 SH  NONE Sole                   21500 0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409     5836     67885 SH  NONE Sole                   67885 0        0
LINCOLN NATL CORP IND          *W EXP 07/10/201 534187117     2829    230000 SH  NONE Sole                  230000 0        0
LOWES COS INC                  COM              548661107     5840    230084 SH  NONE Sole                  230084 0        0
MARATHON OIL CORP              COM              565849106     5872    200605 SH  NONE Sole                  200605 0        0
MASTERCARD INC                 CL A             57636Q104     7471     20040 SH  NONE Sole                   20040 0        0
MICROSOFT CORP                 COM              594918104     5915    227858 SH  NONE Sole                  227858 0        0
MONSANTO CO NEW                COM              61166W101     5823     83104 SH  NONE Sole                   83104 0        0
NAUTILUS MARINE ACQUISIT COR   COM              Y6255E101     2817    294000 SH  NONE Sole                  294000 0        0
NAUTILUS MARINE ACQUISIT COR   *W EXP 06/17/201 Y6255E119       74    294000 SH  NONE Sole                  294000 0        0
ORACLE CORP                    COM              68389X105     5817    226800 SH  NONE Sole                  226800 0        0
PFIZER INC                     COM              717081103     5910    273089 SH  NONE Sole                  273089 0        0
PRICELINE COM INC              COM NEW          741503403     5733     12257 SH  NONE Sole                   12257 0        0
QUALCOMM INC                   COM              747525103     5847    106885 SH  NONE Sole                  106885 0        0
RALPH LAUREN CORP              CL A             751212101     5841     42300 SH  NONE Sole                   42300 0        0
SCHLUMBERGER LTD               COM              806857108     6017     88088 SH  NONE Sole                   88088 0        0
TARGET CORP                    COM              8.7612e+1     5779    112819 SH  NONE Sole                  112819 0        0
MOSAIC CO NEW                  COM              61945C103     5958    118149 SH  NONE Sole                  118149 0        0
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858    19793    518017 SH  NONE Sole                  518017 0        0
VIACOM INC NEW                 CL B             92553P201     5789    127486 SH  NONE Sole                  127486 0        0
WELLPOINT INC                  COM              94973V107     5867     88562 SH  NONE Sole                   88562 0        0
WINTRUST FINANCIAL CORP        *W EXP 12/18/201 97650W157      683     55000 SH  NONE Sole                   55000 0        0